Intangible Assets, Net (Details) - Schedule of Intangible Assets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	¥ 55,434		¥ 55,711
Less: accumulated amortization	(39,056)		(38,300)
Impairment	(13,526)		(13,526)
Intangible asset	2,852	$ 402	3,885
Brand name [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	18,458		18,458
Patent [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	14,208		13,708
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	12,978		12,978
Software [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	9,228		10,005
Others [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	¥ 562		¥ 562